Document And Entity Information	Apr. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Frontdoor, Inc.
Entity Central Index Key	0001727263
Entity Emerging Growth Company	false
Entity File Number	001-38617
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3871179
Entity Address, Address Line One	3400 Players Club Parkway,
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38125
City Area Code	901
Local Phone Number	701-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FTDR
Security Exchange Name	NASDAQ